Segment Information - CT&M and Turkey Segments (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commodity Trading and Milling | Bakery business | Democratic Republic of Congo
Segment Information
Reserve on remaining portion of advances and long-term notes receivable	$ 11
Turkey
Segment Information
Operating income (loss)		$ 231	$ 141	$ 5
Turkey | Butterball, LLC
Segment Information
Proportionate share of impairment charges of fixed assets recognized in loss from affiliate				$ (4)